Voya Index Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.4%
277,245	iShares 20+ Year Treasury Bond ETF	$28,403,750	2.5
450,994	iShares MSCI EAFE Small-Cap ETF	21,999,488	1.9

	Total Exchange-Traded Funds
	(Cost $69,921,434)	50,403,238	4.4

MUTUAL FUNDS: 95.1%
	Affiliated Investment Companies: 95.1%
9,885,469	Voya Emerging Markets Index Portfolio - Class P2	90,550,892	7.8
19,709,497	Voya International Index Portfolio - Class P2	167,924,910	14.5
4,555,455	Voya Russell Mid Cap Index Portfolio - Class P2	46,010,098	4.0
4,795,773	Voya Russell Small Cap Index Portfolio - Class P2	57,884,984	5.0
27,422,826	Voya U.S. Bond Index Portfolio - Class P2	248,176,575	21.4
32,720,298	Voya U.S. Stock Index Portfolio - Class P2	491,131,671	42.4

	Total Mutual Funds
	(Cost $1,343,920,911)	1,101,679,130	95.1

	Total Investments in Securities (Cost $1,413,842,345)	$1,152,082,368	99.5
	Assets in Excess of Other Liabilities	5,783,297	0.5
	Net Assets	$1,157,865,665	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$50,403,238	$–	$–	$50,403,238
Mutual Funds	1,101,679,130	–	–	1,101,679,130
Total Investments, at fair value	$1,152,082,368	$–	$–	$1,152,082,368
Other Financial Instruments+
Futures	4,087,447	–	–	4,087,447
Total Assets	$1,156,169,815	$–	$–	$1,156,169,815

Liabilities Table
Other Financial Instruments+
Futures	$(4,656,991)	$–	$–	$(4,656,991)
Total Liabilities	$(4,656,991)	$–	$–	$(4,656,991)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Voya Index Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act. The following table provides transactions during the period ended September 30, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$111,848,577	$46,355,524	$(25,557,116)	$(42,096,093)	$90,550,892	$2,347,508	$(1,066,116)	$3,931,851
Voya International Index Portfolio - Class P2	230,627,069	54,033,584	(43,494,963)	(73,240,780)	167,924,910	7,593,337	(1,935,826)	-
Voya Russell Mid Cap Index Portfolio - Class P2	58,388,120	11,735,034	(3,953,348)	(20,159,708)	46,010,098	565,525	1,142,577	4,019,934
Voya Russell Small Cap Index Portfolio - Class P2	70,260,812	19,845,751	(7,880,972)	(24,340,607)	57,884,984	603,260	(490,903)	5,399,394
Voya U.S. Bond Index Portfolio - Class P2	247,276,088	114,844,793	(74,232,277)	(39,712,029)	248,176,575	4,512,894	(6,109,218)	-
Voya U.S. Stock Index Portfolio - Class P2	663,816,849	171,589,401	(113,714,535)	(230,560,044)	491,131,671	274,138	34,181,989	47,866,174
	$1,382,217,515	$418,404,087	$(268,833,211)	$(430,109,261)	$1,101,679,130	$15,896,662	$25,722,503	$61,217,353

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2022, the following futures contracts were outstanding for Voya Index Solution 2035 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	268	12/16/22	$22,375,320	$(3,266,171)
U.S. Treasury Ultra Long Bond	130	12/20/22	17,810,000	(1,390,820)
			$40,185,320	$(4,656,991)
Short Contracts:
MSCI EAFE Index	(134)	12/16/22	(11,126,020)	1,223,848
S&P 500® E-Mini	(156)	12/16/22	(28,091,700)	2,863,599
			$(39,217,720)	$4,087,447

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,419,101,592.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$4,087,447
Gross Unrealized Depreciation	(271,676,215)
Net Unrealized Depreciation	$(267,588,768)